GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2025
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

21.GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses during the years ended December 31, 2025 and 2024 consists of the following expenses by nature:

	Year ended December 31
	2025	2024
Salaries and benefits	$5,296,838	$2,612,010
Professional fees	2,098,097	1,332,556
Office and other expenses	3,447,183	2,106,319
Depreciation	814,616	813,654
Total general and administrative expenses	$11,656,734	$6,864,539